AVAILABLE-FOR-SALE SECURITIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 736,392	$ 647,096
Fair Market value	761,888	650,823
Public traded securities [Member]
Cost	1,177	30,560
Fair Market value	0	17,873
Marketable funds [Member]
Cost	735,215	609,234
Fair Market value	761,888	629,082
Stock options [Member]
Cost	0	7,302
Fair Market value	$ 0	$ 3,868